STOCKHOLDER'S EQUITY - Common Stock Shares (Details)	Mar. 23, 2021 shares	Feb. 25, 2021 shares	Mar. 31, 2022 Vote USD ($) $ / shares shares	Dec. 31, 2021 Vote USD ($) $ / shares shares
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, votes per share | $			1	1
Common shares, shares issued (in shares)			585,275	585,275
Common shares, shares outstanding (in shares)			585,275	585,275
Common shares, shares issued (in shares)				12,085,275
Common shares, shares outstanding (in shares)				12,085,275
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, shares subject to possible redemption			11,500,000	11,500,000
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares subject to possible redemption				585,275
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1	1
Common shares, shares issued (in shares)			2,875,000	2,875,000
Common shares, shares outstanding (in shares)			2,875,000	2,875,000
Initial Business Combination Shares Issuable As Percent Of Outstanding Share			20.00%	20.00%
Class B common stock | Sponsor | Chief Executive Officer
Class of Stock [Line Items]
Number of shares transferred		15,000
Class B common stock | Sponsor | Chief Financial Officer
Class of Stock [Line Items]
Number of shares transferred		15,000
Class B common stock | Sponsor | Independent Directors
Class of Stock [Line Items]
Number of shares transferred	5,000	5,000